Bank and Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term bank and other borrowings	$ 5,000	$ 11,010
Long-term bank borrowings, current portion	12,975	5,770
Bank borrowings, current	17,975	16,780
Long-term bank borrowings, non-current portion
Total borrowings	$ 17,975	$ 16,780